Segment data (Statement of Cash Flows - Non-financial Services and Financial Services Businesses) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Cash flows from operating activities
Net income	¥ 2,586,106	¥ 1,926,985	¥ 2,434,211
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation	1,734,033	1,610,950	1,625,837
Provision for doubtful accounts and credit losses	76,069	98,666	159,265
Pension and severance costs, less payments	4,286	23,253	8,833
Losses on disposal of fixed assets	35,289	30,673	33,329
Unrealized losses on available-for-sale securities, net	846	7,073	9,272
Deferred income taxes	(237,961)	(53,299)	32,889
Equity in earnings of affiliated companies	(470,083)	(362,060)	(329,099)
Changes in operating assets and liabilities, and other	481,424	131,996	486,320
Net cash provided by operating activities	4,210,009	3,414,237	4,460,857
Cash flows from investing activities
Additions to finance receivables	(15,058,516)	(13,636,694)	(13,549,278)
Collection of and proceeds from sales of finance receivables	14,046,312	12,927,981	13,115,854
Additions to fixed assets excluding equipment leased to others	(1,291,117)	(1,223,878)	(1,282,545)
Additions to equipment leased to others	(2,307,590)	(2,317,559)	(2,776,671)
Proceeds from sales of fixed assets excluding equipment leased to others	71,820	41,238	42,147
Proceeds from sales of equipment leased to others	1,211,272	1,238,278	1,111,727
Purchases of marketable securities and security investments	(3,052,916)	(2,517,008)	(2,197,477)
Proceeds from sales of and maturity of marketable securities and security investments	2,523,538	1,901,541	3,415,815
Payment for additional investments in affiliated companies, net of cash acquired	(576)	44,274	628
Changes in investments and other assets, and other	197,681	571,888	(1,062,744)
Net cash used in investing activities	(3,660,092)	(2,969,939)	(3,182,544)
Cash flows from financing activities
Proceeds from issuance of long-term debt	4,793,939	4,603,446	4,845,872
Payments of long-term debt	(4,452,338)	(3,845,554)	(4,176,202)
Increase (decrease) in short-term borrowings	347,738	273,037	(10,903)
Proceeds from issuance of class shares			474,917
Dividends paid to Toyota Motor Corporation class shareholders	(6,194)	(3,697)	(1,225)
Dividends paid to Toyota Motor Corporation common shareholders	(620,698)	(634,475)	(704,728)
Dividends paid to noncontrolling interests	(63,764)	(63,936)	(73,129)
Reissuance (repurchase) of treasury stock, and other	(447,818)	(703,986)	(778,173)
Net cash provided by (used in) financing activities	(449,135)	(375,165)	(423,571)
Effect of exchange rate changes on cash and cash equivalents	(43,588)	(13,486)	(199,871)
Net increase (decrease) in cash and cash equivalents	57,194	55,647	654,871
Cash and cash equivalents at beginning of year	2,995,075	2,939,428	2,284,557
Cash and cash equivalents at end of year	3,052,269	2,995,075	2,939,428
Non Financial Services Businesses
Cash flows from operating activities
Net income	2,064,634	1,774,660	2,210,483
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation	1,010,972	939,795	927,846
Provision for doubtful accounts and credit losses	(74)	6,519	69,029
Pension and severance costs, less payments	5,027	21,796	8,300
Losses on disposal of fixed assets	35,010	30,461	33,293
Unrealized losses on available-for-sale securities, net	459	4,422	3,217
Deferred income taxes	64,143	(59,668)	(43,237)
Equity in earnings of affiliated companies	(467,718)	(360,130)	(327,167)
Changes in operating assets and liabilities, and other	205,434	206,455	386,529
Net cash provided by operating activities	2,917,887	2,564,310	3,268,293
Cash flows from investing activities
Additions to fixed assets excluding equipment leased to others	(1,276,788)	(1,206,738)	(1,265,174)
Additions to equipment leased to others	(155,114)	(152,550)	(155,931)
Proceeds from sales of fixed assets excluding equipment leased to others	70,755	40,189	41,154
Proceeds from sales of equipment leased to others	63,402	72,659	60,989
Purchases of marketable securities and security investments	(2,273,805)	(2,104,202)	(1,302,965)
Proceeds from sales of and maturity of marketable securities and security investments	1,762,189	1,435,267	2,471,876
Payment for additional investments in affiliated companies, net of cash acquired	(576)	44,274	628
Changes in investments and other assets, and other	260,015	582,649	(1,371,996)
Net cash used in investing activities	(1,549,922)	(1,288,452)	(1,521,419)
Cash flows from financing activities
Proceeds from issuance of long-term debt	212,387	111,727	110,691
Payments of long-term debt	(170,072)	(82,840)	(71,758)
Increase (decrease) in short-term borrowings	(122,222)	51,523	75,990
Proceeds from issuance of class shares			474,917
Dividends paid to Toyota Motor Corporation class shareholders	(6,194)	(3,697)	(1,225)
Dividends paid to Toyota Motor Corporation common shareholders	(620,698)	(634,475)	(704,728)
Dividends paid to noncontrolling interests	(63,764)	(63,936)	(73,129)
Reissuance (repurchase) of treasury stock, and other	(447,818)	(703,986)	(778,173)
Net cash provided by (used in) financing activities	(1,218,381)	(1,325,684)	(967,415)
Effect of exchange rate changes on cash and cash equivalents	(16,124)	(11,262)	(142,301)
Net increase (decrease) in cash and cash equivalents	133,460	(61,088)	637,158
Cash and cash equivalents at beginning of year	2,257,064	2,318,152	1,680,994
Cash and cash equivalents at end of year	2,390,524	2,257,064	2,318,152
Financial Services Business
Cash flows from operating activities
Net income	521,473	152,157	223,418
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation	723,061	671,155	697,991
Provision for doubtful accounts and credit losses	76,143	92,147	90,236
Pension and severance costs, less payments	(741)	1,457	533
Losses on disposal of fixed assets	279	212	36
Unrealized losses on available-for-sale securities, net	387	2,651	6,055
Deferred income taxes	(302,103)	6,504	76,423
Equity in earnings of affiliated companies	(2,365)	(1,930)	(1,932)
Changes in operating assets and liabilities, and other	299,709	103,840	148,376
Net cash provided by operating activities	1,315,843	1,028,193	1,241,136
Cash flows from investing activities
Additions to finance receivables	(25,153,088)	(22,894,114)	(23,399,113)
Collection of and proceeds from sales of finance receivables	24,117,335	22,006,010	22,918,132
Additions to fixed assets excluding equipment leased to others	(14,329)	(17,140)	(17,371)
Additions to equipment leased to others	(2,152,476)	(2,165,009)	(2,620,740)
Proceeds from sales of fixed assets excluding equipment leased to others	1,065	1,049	993
Proceeds from sales of equipment leased to others	1,147,870	1,165,619	1,050,738
Purchases of marketable securities and security investments	(779,111)	(412,806)	(894,512)
Proceeds from sales of and maturity of marketable securities and security investments	761,349	466,274	943,939
Changes in investments and other assets, and other	(106,597)	(60,345)	296,788
Net cash used in investing activities	(2,177,982)	(1,910,462)	(1,721,146)
Cash flows from financing activities
Proceeds from issuance of long-term debt	4,666,579	4,541,541	4,815,323
Payments of long-term debt	(4,314,294)	(3,773,644)	(4,127,178)
Increase (decrease) in short-term borrowings	461,052	233,331	(132,852)
Net cash provided by (used in) financing activities	813,337	1,001,228	555,293
Effect of exchange rate changes on cash and cash equivalents	(27,464)	(2,224)	(57,570)
Net increase (decrease) in cash and cash equivalents	(76,266)	116,735	17,713
Cash and cash equivalents at beginning of year	738,011	621,276	603,563
Cash and cash equivalents at end of year	¥ 661,745	¥ 738,011	¥ 621,276